Share-based Compensation - Summary of RSUs activity under the Share Incentive Plan (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs - Unvested, Beginning Balance	735,476
Number of RSUs - Granted	2,363,000
Number of RSUs - Vested	(1,819,726)
Number of RSUs - Unvested, Ending Balance	1,278,750	735,476
Weighted average grant date fair value - Unvested, Beginning Balance	$ 4.7523
Weighted average grant date fair value - Granted	4.2912
Weighted average grant date fair value - Vested	4.1359
Weighted average grant date fair value - Unvested, Ending Balance	$ 4.7774	$ 4.7523
Weighted average remaining contractual life (Years)	2 years 8 months 4 days	3 years 7 days